Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations
Revenue	$ 1,837	$ 16,710	$ 7,811	$ 16,710	$ 19,922
Operating costs and expenses
Amortization of patents	133,785		133,785
Compensation and compensation related expenses (including stock based compensation)	6,392,503	89,959	7,129,025	492,456
Research and development expense	9,648	107,817	9,648	617,469	(727,091)	(1,645,939)
Professional fees	2,139,977	316,671	2,867,945	848,498
Rent	60,433	42,905	132,475	121,630
Depreciation expense	2,519	16,993	24,009	50,936
Other selling, general and administrative	579,740	76,010	884,858	252,201	(2,764,836)	(2,548,007)
Total operating expenses	9,318,605	650,355	11,181,745	2,383,190	(3,491,927)	(4,193,946)
Operating loss	(9,316,768)	(633,645)	(11,173,934)	(2,366,480)	(3,472,005)	(4,193,946)
Other Income from Change in Fair Value of Warrants					1,202,489	3,716,812
Loss on issuance of warrants					(621,983)	(4,983)
Interest income	202	830	739	2,774	3,466	3,455
Other income						51,261
Gain on settlement of obligations						(845,000)
Fair value adjustments for warrant liabilities	36,583	58,413	(2,610,465)	740,605
Loss from continuing operations before taxes	(9,279,983)	(574,402)	(13,783,660)	(1,623,101)	(2,888,033)	417,599
Income tax expense						(14,485)
Loss from continuing operations	(9,279,983)	(574,402)	(13,783,660)	(1,623,101)	(2,888,033)	403,114
Discontinued operations
Loss from discontinued operations before taxes		(133,148)		(323,423)	(968,991)	(383,529)
Income tax expense
Loss from discontinued operations		(133,148)		(323,423)	(968,991)	(383,529)
Net loss	$ (9,279,983)	$ (707,550)	$ (13,783,660)	$ (1,946,524)	$ (3,857,024)	$ 19,585
Net (loss) income per share, basic
Continuing operations	$ (6.93)	$ (2.76)	$ (14.43)	$ (8.09)	$ (10.56)	$ 3.07
Discontinued operations		$ (0.64)		$ (1.61)	$ (3.54)	$ (2.92)
Net (loss) income per share	$ (6.93)	$ (3.4)	$ (14.43)	$ (9.7)	$ (14.1)	$ 0.15
Net loss per share, diluted
Continuing operations	$ (6.93)	$ (2.76)	$ (14.43)	$ (8.09)	$ (10.56)	$ (2.37)
Discontinued operations		$ (0.64)		$ (1.61)	$ (3.54)	$ (2.77)
Net loss per share	$ (6.93)	$ (3.4)	$ (14.43)	$ (9.7)	$ (14.10)	$ (5.14)
Weighted average shares outstanding, basic	1,339,300	207,806	955,292	200,547	273,567	131,285
Weighted average shares outstanding, diluted	1,339,300	207,806	955,292	200,547	273,567	138,346